COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of Future Minimum Lease Payments under Non-Cancelable Terms
Future minimum lease payments under
non-cancelable
terms are as follows (in thousands):

As of September 30, 2022
2022 (remaining payments)	$570
2023	1,272
2024	873
2025	900
2026	927
Thereafter	1,853

Total minimum lease payments	$6,395

Nogin Inc [Member]
Schedule of Future Minimum Lease Payments under Non-Cancelable Terms
Future minimum lease payments under
non-cancelable
terms are as follows (in thousands):

As of December 31, 2021
2022	$3,017
2023	1,272
2024	873
2025	900
2026	927
Thereafter	1,853

Total minimum lease payments	$8,842